RELATED PARTY TRANSACTIONS - Sales of Goods and Integrated Solutions To Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Other income from related parties	$ 11,610	$ 11,830	$ 11,889
China Techenergy [Member]
Related Party Transaction [Line Items]
Other income from related parties	11,094	11,519	10,842
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Other income from related parties	309	0	0
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	163	0	0
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	44	225	108
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Other income from related parties	0	0	167
Beijing IPE [Member]
Related Party Transaction [Line Items]
Other income from related parties	0	0	7
Others [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 0	$ 86	$ 765